SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares		6 Months Ended	12 Months Ended
	Jul. 01, 2026	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of RSU's, ending balance	500,000	1,430,000	110,667
Number of RSU's, granted	230,000		1,545,000
Number of RSU's, Expiry			(6,000)
Number of RSU's, Exercise		(930,000)	(219,667)
Number of RSU's, ending balance		500,000	1,430,000